PROPERTY, PLANT AND EQUIPMENT - Changes During the Period (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		$ 415,311
Ending balance		415,214	$ 415,311
Amortization of government grants		200	400
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 944,917	1,026,065	944,917
Additions to right-of-use assets/Adjustment on transition to IFRS 16	31,054	4,064	13,748
Additions – separately acquired		45,464	48,376
Additions through business acquisitions		921
Assets placed into service		0	0
Disposals		2,590	15,743
Category reclassifications			0
Foreign exchange and other		5,108	3,713
Ending balance		1,079,032	1,026,065
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(567,841)	(610,754)	(567,841)
Disposals		(1,523)	(13,517)
Foreign exchange and other		3,958	3,495
Depreciation		50,416	51,465
Impairments		213	2,221
Impairment reversals			(751)
Ending balance		(663,818)	(610,754)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		11,583
Ending balance		11,504	11,583
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,076	12,192	12,076
Additions to right-of-use assets/Adjustment on transition to IFRS 16	0	0	0
Additions – separately acquired		0	0
Additions through business acquisitions		0
Assets placed into service		0	581
Disposals		0	360
Category reclassifications			0
Foreign exchange and other		(79)	(105)
Ending balance		12,113	12,192
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(979)	(609)	(979)
Disposals		0	(360)
Foreign exchange and other			(10)
Depreciation		0	0
Impairments		0	0
Impairment reversals			0
Ending balance		(609)	(609)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		112,776
Ending balance		107,504	112,776
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	145,417	193,831	145,417
Additions to right-of-use assets/Adjustment on transition to IFRS 16	27,960	2,284	11,844
Additions – separately acquired		0	0
Additions through business acquisitions		140
Assets placed into service		2,528	13,105
Disposals		54	3,776
Category reclassifications			(1,488)
Foreign exchange and other		1,605	769
Ending balance		200,334	193,831
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(71,576)	(81,055)	(71,576)
Disposals		(54)	(2,501)
Foreign exchange and other		515	536
Depreciation		11,314	11,208
Impairments		0	236
Impairment reversals			0
Ending balance		(92,830)	(81,055)
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		269,486
Ending balance		252,423	269,486
Manufacturing equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	682,246	755,613	682,246
Additions to right-of-use assets/Adjustment on transition to IFRS 16	1,914	974	1,701
Additions – separately acquired		0	0
Additions through business acquisitions		656
Assets placed into service		18,054	73,708
Disposals		1,902	8,889
Category reclassifications			1,488
Foreign exchange and other		3,216	3,445
Ending balance		776,611	755,613
Manufacturing equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(454,004)	(486,127)	(454,004)
Disposals		(845)	(7,996)
Foreign exchange and other		3,034	2,849
Depreciation		35,745	36,810
Impairments		127	1,211
Impairment reversals			(751)
Ending balance		(524,188)	(486,127)
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		5,271
Ending balance		4,593	5,271
Computer equipment and software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	44,051	44,724	44,051
Additions to right-of-use assets/Adjustment on transition to IFRS 16	0	0	0
Additions – separately acquired		0	0
Additions through business acquisitions		10
Assets placed into service		1,493	2,174
Disposals		7	1,622
Category reclassifications			0
Foreign exchange and other		247	121
Ending balance		46,467	44,724
Computer equipment and software | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(38,460)	(39,453)	(38,460)
Disposals		(7)	(1,595)
Foreign exchange and other		217	113
Depreciation		2,211	2,326
Impairments		0	149
Impairment reversals			0
Ending balance		(41,874)	(39,453)
Furniture, office equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,784
Ending balance		1,863	1,784
Furniture, office equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,458	5,294	3,458
Additions to right-of-use assets/Adjustment on transition to IFRS 16	1,180	806	203
Additions – separately acquired		0	0
Additions through business acquisitions		115
Assets placed into service		289	563
Disposals		541	136
Category reclassifications			0
Foreign exchange and other		217	26
Ending balance		6,180	5,294
Furniture, office equipment and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,466)	(3,510)	(2,466)
Disposals		(531)	(105)
Foreign exchange and other		192	10
Depreciation		1,146	1,121
Impairments		0	18
Impairment reversals			0
Ending balance		(4,317)	(3,510)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		14,411
Ending balance		37,327	14,411
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57,669	14,411	57,669
Additions to right-of-use assets/Adjustment on transition to IFRS 16	0	0	0
Additions – separately acquired		45,464	48,376
Additions through business acquisitions		0
Assets placed into service		(22,364)	(90,131)
Disposals		86	960
Category reclassifications			0
Foreign exchange and other		(98)	(543)
Ending balance		37,327	14,411
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ (356)	0	(356)
Disposals		(86)	(960)
Foreign exchange and other		0	(3)
Depreciation		0	0
Impairments		86	607
Impairment reversals			0
Ending balance		$ 0	$ 0